Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COLUMBIA FUNDS VARIABLE SERIES TRUST
Entity Central Index Key	0000929521
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000024403
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Acorn Fund
Trading Symbol	WUSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Acorn Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Acorn Fund	$49	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%	[1]
AssetsNet	$ 536,156,698
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$536,156,698
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	53%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.3%
Communication Services	1.0%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	93.1%
Money Market Funds	5.7%
Exchange-Traded Equity Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.8%
Viavi Solutions, Inc.	1.7%
InterDigital, Inc.	1.7%

Material Fund Change [Text Block]
C000024404
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Acorn International Fund
Trading Symbol	WSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Acorn International Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Acorn International Fund	$54	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[2]
AssetsNet	$ 273,760,414
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$273,760,414
Total number of portfolio holdings	63
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	43.5%
Switzerland	8.1%
United Kingdom	7.9%
Italy	6.1%
France	4.7%
United States	4.4%
Germany	3.8%
Netherlands	3.0%
Ireland	2.6%
Australia	2.2%
Other	13.5%

Equity Sector Allocation

Table Summary
Industrials	35.1%
Information Technology	19.6%
Financials	9.4%
Consumer Discretionary	7.2%
Health Care	5.3%
Communication Services	4.7%
Consumer Staples	4.7%
Energy	4.6%
Materials	3.4%
Real Estate	3.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Prysmian SpA	3.6%
BE Semiconductor Industries NV	3.0%
Renesas Electronics Corp.	2.7%
Bank of Ireland Group PLC	2.6%
Niterra Co., Ltd.	2.6%
Carel Industries SpA	2.5%
DMG Mori Co., Ltd.	2.4%
Kraftia Corp.	2.3%
Gaztransport Et Technigaz SA	2.3%
flatexDEGIRO AG	2.3%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized